STOCK CAPITAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Restricted Stock [Member]	Feb. 28, 2014 Restricted Stock [Member] Employee Stock Option [Member]	Dec. 31, 2013 Restricted Stock [Member] Board of Directors Chairman [Member]	Mar. 31, 2014 Mr. Shaffir Restricted Stock [Member]	Mar. 31, 2014 Mr. Novik Restricted Stock [Member]	Mar. 31, 2014 Messrs. Madar Restricted Stock [Member]	Feb. 28, 2014 Consultant [Member] Restricted Stock [Member]	Mar. 31, 2014 Merger Agreement [Member]	Dec. 31, 2013 Merger Agreement [Member]
Class of Stock [Line Items]
Stockholders Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares											40,000,000	40,000,000
Stockholders Equity, Reverse Stock Split											7.5-for-1	7.68-for-1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						300,000	300,000	300,000	200,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 631
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 days	2 years 9 months 11 days	2 years 1 month 24 days	1 year 3 months 25 days
Stock Issued During Period Restricted Stock Award Gross					50,000					75,000